Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Components of Loss from Continuing Operations Before Income Taxes

The components of loss from continuing operations before income taxes are as follows:

	Year ended December 31,
	2025	2024	2023
Loss from continuing operations before income taxes:
- Chinese Mainland	(301,351,207)	(342,851,600)	(594,685,363)
- Hong Kong	(2,670,612)	3,637,071	4,576,236
- Cayman Islands	(131,306,252)	(119,099,460)	(249,523,604)
Total	(435,328,071)	(458,313,989)	(839,632,731)

Schedule of Components of Income Tax Expense

The components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
	2025	2024	2023
Current income tax expense
- Chinese Mainland	483,675	2,096,534	97,241
- Hong Kong	-	18,481	-
Total current tax provision	483,675	2,115,015	97,241

Total income tax expense	483,675	2,115,015	97,241

Schedule of Income Tax Rate

Reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory PRC corporate income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2025
	Amount	Percent
Tax calculated at the PRC statutory tax rate	(108,832,018)	25.0%
Non-deductible expenses	734,500	(0.2)%
Tax loss expiration	29,694,743	(6.8)%
Change in valuation allowance	45,392,233	(10.4)%
Foreign tax effect:
Cayman Islands
- Tax rate differential	32,826,563	(7.5)%
Hong Kong
- Tax rate differential	227,002	(0.1)%
- Tax-exempt income	(180,128)	0.0%
- Change in valuation allowance	620,780	(0.1)%
Total	483,675	(0.1)%

Reconciliation of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2024 and 2023 are as follows:

	Year ended December 31,
	2024	2023
PRC statutory tax rate	25.0%	25.0%
Effect of tax rate differential for non-PRC entities	(6.5)%	(7.1)%
Effect of non-deductible expenses	(1.2)%	(0.6)%
Effect of tax-exempt income	0.1%	-
Change in valuation allowance	(17.9)%	(17.3)%
Actual income tax rate	(0.5)%	(0.0)%

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Operating losses carryforwards	445,565,581	409,124,311
Contract liabilities	11,832,534	6,644,531
Impairment losses	38,101,318	26,434,674
Operating lease liabilities	105,272,049	139,547,582
Other current liabilities	20,124,872	31,384,591
Property and equipment	6,810,195	7,164,319
Total gross deferred tax assets	627,706,549	620,300,008

Less: valuation allowances	(528,140,664)	(482,127,651)

Deferred tax assets, net of valuation allowance	99,565,885	138,172,357

Deferred tax liabilities:
Operating right-of-use assets	(87,229,080)	(123,327,098)
Property and equipment	(12,336,805)	(14,845,259)
Total deferred tax liabilities	(99,565,885)	(138,172,357)

Deferred tax assets	99,565,885	138,172,357
Deferred tax liabilities	(99,565,885)	(138,172,357)
Net deferred tax assets	-	-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	Year ended December 31,
	2025	2024
Balance at the beginning of the year	482,127,651	418,748,714
Increases in the year	75,707,756	82,215,410
Decrease due to expiration of loss carryforwards	(29,694,743)	(18,836,473)
Balance at the end of the year	528,140,664	482,127,651